Commitments and Contingencies (Details Textual)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 14, 2012 USD ($)	Nov. 08, 2012 USD ($)	Dec. 31, 2013 M V Free Knight [Member] USD ($)	Dec. 31, 2013 Pollution Insurance Coverage for Vessel [Member] USD ($)
Operating Leases, Rent Expense		€ 8,700
Supplemental Information for Property, Casualty Insurance Underwriters, Minimum Interest Rate in Range	25.00%	25.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Maximum Interest Rate in Range	40.00%	40.00%
Supplemental Information for Property, Casualty Insurance Underwriters, Earned Premiums	1,000,000
General Insurance Expense						1,000,000,000
Insurance Claims Oustanding for Vessels Incidents Arising in the Ordinary Course of Business	186,000
Hire Amount Outstanding				356,000
Claim Amount Inclusive of Interests			542,000
Litigation Settlement, Expense					$ 265,000